Commitments (Q3) (Details) - USD ($)		10 Months Ended
	Jun. 24, 2019	Dec. 31, 2019
Underwriting Agreement [Abstract]
Cash underwriting discount	2.00%	2.00%
Underwriting expense	$ 4,554,500	$ 4,554,500
Deferred underwriting discount	3.50%	3.50%
Deferred underwriting fees	$ 7,970,375	$ 7,970,375
Initial Public Offering [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	25,000,000
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	2,500,000
Affiliate of Sponsor [Member] | Initial Public Offering [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	2,227,500